Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015 [1]
Current Assets:
Cash and cash equivalents	$ 161,337	$ 103,911
Short term investments - available for sale	86,520	85,990
Accounts receivable, net	362,322	409,165
Unbilled revenue	238,645	173,649
Other receivables	34,566	30,935
Prepayments and other current assets	34,653	36,128
Income taxes receivable	20,436	22,961
Total current assets	938,479	862,739
Other Assets:
Property, plant and equipment, net	149,886	150,218
Goodwill	593,885	588,434
Non-current other assets	13,081	11,591
Non-current income taxes receivable	12,439	11,362
Non-current deferred tax asset	26,755	26,738
Intangible assets	61,610	66,127
Total Assets	1,796,135	1,717,209
Current Liabilities:
Accounts payable	5,647	7,021
Payments on account	318,061	318,697
Other liabilities	224,221	231,879
Income taxes payable	17,775	14,203
Total current liabilities	565,704	571,800
Other Liabilities:
Non-current bank credit lines and loan facilities	348,278	348,306
Non-current other liabilities	13,715	12,224
Non-current government grants	978	959
Non-current income taxes payable	19,743	16,180
Non-current deferred tax liability	4,032	4,644
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 55,065,080 shares issued and outstanding at March 31, 2016 and 54,958,912 shares issued and outstanding at December 31, 2015	4,682	4,679
Additional paid-in capital	398,361	383,395
Capital redemption reserve	715	715
Accumulated other comprehensive income	(58,980)	(61,636)
Retained earnings	498,907	435,943
Total Shareholders' Equity	843,685	763,096
Total Liabilities and Shareholders' Equity	$ 1,796,135	$ 1,717,209

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.